Hedge accounting (Detail 2) - Interest rate swaps contract - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	$ 65	$ 64
Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	3
Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	9	4
Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	40	43
Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	14	17
UBS AG
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	65	64
UBS AG | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	3
UBS AG | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	9	4
UBS AG | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	40	43
UBS AG | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	$ 14	$ 17